SHARE-BASED COMPENSATION - Summary of activities of the Service-based RSUs (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Unvested	47,961,100	36,834,850
Granted	55,988,000	64,210,210
Vested	(12,908,750)	(954,960)
Forfeited	(45,336,000)	(51,629,000)
Expired		(500,000)
Unvested	45,704,350	47,961,100
Weighted Average Grant Date Fair Value, Unvested	$ 0.63	$ 0.76
Weighted Average Grant Date Fair Value, Granted	0.21	0.43
Weighted Average Grant Date Fair Value, Vested
Weighted Average Grant Date Fair Value, Unvested	$ 0.45	$ 0.63